Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
14. Subsequent Events
In February 2024, the Company announced that it has undertaken certain actions to reduce operating expenses by initiating a reduction in force that impacted approximately 6% of the Company’s workforce. The majority of the associated costs, which are primarily related to severance and employee benefits, will be incurred in the first quarter of 2024 and are expected to be approximately $2.0 million.